Components of other comprehensive income (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other comprehensive income [Abstract]
Unrealized gain on equity investments at fair value, net of deferred taxes	$ 46,404	$ 5,605,521	$ 965,081	$ 10,173,257
Translation effect of foreign entities			(8,369,967)	73,198,015
Remeasurement of defined benefit plan, net of deferred taxes	534,155	(37,292)	7,506,982	(119,360)
Total other comprehensive (loss) income items for the period, net of deferred taxes	(12,111,905)	55,852,434	102,096	83,251,912
Controlling Interest [Member]
Other comprehensive income [Abstract]
Unrealized gain on equity investments at fair value, net of deferred taxes	46,404	5,605,521	965,081	10,173,257
Translation effect of foreign entities	(10,357,534)	43,393,448	(9,174,880)	63,633,553
Remeasurement of defined benefit plan, net of deferred taxes	535,858	(22,484)	7,521,841	(102,018)
Non-controlling interest of the items above	$ (2,336,633)	$ 6,875,949	$ 790,054	$ 9,547,120